Earnings Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income / (loss), net of taxes	$ (17,008,587)	$ 45,185,357
Less: Net loss attributable to the non-controlling interest	3,191,062	0
Net income / (loss) attributable to Castor Maritime Inc.	(13,817,525)	45,185,357
Less: Dividend on Series D Preferred Shares	(2,513,889)	(1,263,889)
Less: Deemed dividend on Preferred Shares	(1,451,187)	(249,515)
Net income / (loss) attributable to common shareholders of Castor Maritime Inc.	(17,782,601)	43,671,953
Dividend on Series D Preferred Shares	2,513,889	1,263,889
Deemed dividend on Series D Preferred Shares	1,451,187	249,515
Net income / (loss) attributable to common shareholders, diluted	$ (13,817,525)	$ 45,185,357
Weighted average number of common shares outstanding, basic (in shares)	9,662,354	9,662,354
Effect of dilutive shares (in shares)	0	11,735,052
Weighted average number of common shares outstanding, diluted (in shares)	9,662,354	21,397,406
Earnings per common share, basic, Total (in dollars per share)	$ (1.84)	$ 4.52
Earnings per common share, diluted, Total (in dollars per share)	$ (1.84)	$ 2.11
Series D Preferred Shares [Member]
Earnings Per Share [Abstract]
Less: Deemed dividend on Preferred Shares	$ (1,451,187)	$ (249,515)
Deemed dividend on Series D Preferred Shares	$ 1,451,187	$ 249,515